Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Pension and postretirement benefits	$ 4,139	$ 4,714
Deferred compensation	1,357	2,109
Restructuring Related and Other Reserves	842	943
Alternative minimum tax and net operating loss carryforward	66,709	40,787
Deferred Tax Assets, Goodwill and Intangible Assets	5,993	0
Other, net	3,399	1,833
Deferred tax assets before valuation allowance	82,439	50,386
Deferred Tax Assets, Valuation Allowance	(63,955)	(4,888)
Deferred Tax Assets, Net of Valuation Allowance	18,484	45,498
Deferred tax liabilities:
Depreciation	8,147	9,857
Inventory	6,071	43,285
Intangible assets and goodwill	0	9,129
Deferred tax liabilities, debt discount	4,075	5,644
Other, net	3,982	5,627
Total deferred tax liabilities	22,275	73,542
Net deferred tax liabilities	$ 3,791	$ 28,044